SHARE CAPITAL (Detail) - Weighted Average Grant Date Fair Value Of Stock Options Granted - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Stock price (CAD$)	$ 0.23	$ 0.22
Exercise price (CAD$)	$ 0.25	$ 0.25
Risk-free interest rate (%)	1.00%	2.00%
Expected life (years)	2 years 6 months	4 years 328 days
Expected volatility (%)	86.00%	94.00%
Expected dividends ($)